Income taxes and deferred income taxes (Tables)	12 Months Ended
May 31, 2020
Major components of tax expense (income) [abstract]
Schedule of reconciliation of income taxes at the statutory rate
A reconciliation of income taxes at the statutory rate with the reported taxes is as follows:

	For the year ended May 31,
	2020	2019
Loss before income taxes (recovery)	$(80,717)	$(15,645)
Statutory rate	26.5%	26.5%

Expected income tax recovery at combined basic federal and provincial tax rate	(21,390)	(4,146)

Effect on income taxes of:
Foreign tax differential	(408)	(539)
Permanent differences	574	1,137
Non-deductible share-based compensation and other expenses	5,963	20,161
Non-deductible impairment	14,951	—
Non-taxable portion of loss (gains)	2,885	(15,504)
Other	(85)	(648)
Tax assets not recognized	1,427	393

	$3,917	$854

Income tax expense (recovery) is comprised of:
Current	$7,599	$4,944
Future	(3,682)	(4,090)

	$3,917	$854

Summary of components of deferred tax
The following table summarized the movement in deferred tax:

Amount
Balance at May 31, 2018	$59,253
Future income tax recovery	(4,090)
Income tax recovery on share issuance costs	(3,426)
Acquired through business acquisition	35,896

Balance at May 31, 2019	$87,633
Future income tax recovery	(3,682)
Income tax recovery on share issuance costs	(483)

Balance at May 31, 2020	$83,468

The following table summarizes the components of deferred tax:

	May 31, 2020	May 31, 2019
Deferred tax assets
Non-capital loss carry forward	$40,792	$20,133
Capital loss carry forward	2,556	—
Share issuance and financing fees	6,924	9,689
Other	2,483	1,102
Deferred tax liabilities
Net book value in excess of undepreciated capital cost	(11,523)	(2,751)
Intangible assets in excess of tax costs	(95,928)	(101,271)
Unrealized gain	(5,592)	(6,534)
Biological assets and inventory in excess of tax costs	(23,180)	(8,001)

Net deferred tax liabilities	$(83,468)	$(87,633)